Provisions (Details)	Mar. 31, 2025 USD ($)	Mar. 31, 2025 TZS (Tsh)	Dec. 31, 2024 USD ($)	Jul. 30, 2024 TZS (Tsh)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Jan. 31, 2021 USD ($)	Jan. 31, 2021 TZS (Tsh)
Disclosure of other provisions [line items]
Other current provisions			$ 3,434,062		$ 0
Total provision			3,434,062		0	$ 0
Cash at banks and on hand			24,283,942		$ 44,391,627
Interest payable			$ 553,286
Kabanga Nickel Company Ltd
Disclosure of other provisions [line items]
Other current provisions | Tsh				Tsh 8,426,336,706
Cash at banks and on hand							$ 335,398	Tsh 823,400,321
Kabanga Nickel Company Ltd | Revision Of Interest
Disclosure of other provisions [line items]
Interest payable	$ 5,033,805	Tsh 12,400,000,000